Related Party Transactions (Details) - Chief Executive Officer [Member] - USD ($)			9 Months Ended	12 Months Ended
	Jul. 01, 2024	Mar. 16, 2023	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions (Details) [Line Items]
Purchased shares of common stock (in Shares)		282,501
Purchased shares of ommon stock price per share (in Dollars per share)		$ 0.28
Shares of common stock (in Shares)				10,000
Cash advances			$ 360,000	$ 101,000
Repayment of cash advance			436,209
Cash advances, outstanding			$ 0	$ 101,000
Stock Purchase Agreement [Member]
Related Party Transactions (Details) [Line Items]
Purchased shares of common (in Shares)	25,000
Purchased shares of common price per share (in Dollars per share)	$ 4